Equity (Details) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended		12 Months Ended
	Jan. 26, 2026	Jan. 14, 2026	Jan. 13, 2026	Jan. 07, 2026	Jan. 21, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 23, 2026	Apr. 30, 2026	Dec. 31, 2024
Equity [Line Items]
Gross cash proceeds						$ 1,598
Shares issued						580,973		365,444
Gross proceeds						$ 212	360
Shareholders’ equity						11,271	(81)	$ 5,147			$ 8,939
Non-controlling interests						7,326	$ 701	908
January 2024 SEPA Agreement [Member]
Equity [Line Items]
Purchase sale					$ 20,000
Commitment amount								$ 20,000
Sale of ordinary shares								30,385
Share price rate					97.00%
Securities Purchase Agreements [Member]
Equity [Line Items]
Shares issued			85,131
SEPA [Member]
Equity [Line Items]
Sale of ordinary shares		82,111
Gross proceeds		$ 832
SEPA [Member] | January 2024 SEPA Agreement [Member]
Equity [Line Items]
Gross proceeds								$ 6,255
CliniQ Transaction [Member]
Equity [Line Items]
Shareholders’ equity						8,352
Non-controlling interests						$ 6,501
Pre-Funded Warrants [Member] | Xylo [Member]
Equity [Line Items]
Exercise price	$ 0.009
Warrants and exercise	113,043
Ordinary Shares [Member]
Equity [Line Items]
Fully ordinary shares issued				32,816
Ordinary shares granted discount rate				25.00%
Shares issued								192
Ordinary Shares [Member] | January 2026 Financing Round [Member]
Equity [Line Items]
Purchase price per share			$ 9
Gross cash proceeds			$ 766
Ordinary Shares [Member] | Pre-Funded Warrants [Member] | Xylo [Member]
Equity [Line Items]
Shares issued	113,043
Additional issuance of Ordinary Shares [Member]
Equity [Line Items]
Shares issued									7,730	7,695